Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			59 Months Ended	95 Months Ended	101 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Notes Payable Due May 2016 [Member]	Dec. 31, 2013 Notes Payable Due January 2017 [Member]	Dec. 31, 2013 Promissory Notes Payable Due December 2013 [Member]	Mar. 31, 2014 Promissory Notes Payable Due March 2014 [Member]	Dec. 31, 2011 Convertible Senior Secured Note Payable [Member]	Dec. 17, 2013 Convertible Promissory Notes [Member]	Jun. 30, 2014 Executive Officer [Member]	Jun. 30, 2014 Shareholder [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Accounting Policies [Line Items]
Operating Expenses	$ 911,037	$ 727,416	$ 1,475,944	$ 1,279,839	$ 2,843,104	$ 2,766,280			$ 13,764,476	$ 15,240,420
Net loss accumulated during the development stage	(1,532,533)	(1,070,790)	(2,437,365)	(1,690,326)	(3,830,226)	(3,628,923)	(474,207)	(5,212,366)	(13,145,722)	(15,583,087)
Revenues	259,993	119,173	259,993	119,173	348,494	325,268			673,762	933,755
Property, Plant and Equipment, Useful Life																			7 years	3 years
Impairment of Long-Lived Assets Held-for-use			0	0		14,893			41,777	41,777
Advertising Expense	9,118	1,754	11,455	5,052	21,065	52,659			101,866	113,382
Research and Development Expense	24,059	17,104	27,689	23,833	131,861	240,829			1,342,146	1,369,835
Stock-based compensation expense	0	147,461	0	147,461	476,325	28,773	574,343	1,113,372	2,192,813	2,192,813
Debt Instrument, Maturity Period											2016-05	2017-01	2013-12	2014-03			2014-05	2014-05
Debt Instrument, Description of Variable Rate Basis															LIBOR plus 2%
Debt Instrument, Maturity Date											May 01, 2016
Debt Conversion, Converted Instrument, Expiration or Due Date																Dec. 17, 2018
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 15,583,087		$ 15,583,087		$ 13,145,722	$ 9,315,496			$ 13,145,722	$ 15,583,087